DEFERRED AMOUNTS AND OTHER ASSETS (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
DEFERRED AMOUNTS AND OTHER ASSETS
Regulatory assets (Note 5)	CAD 1,661	CAD 1,751
Long-term portion of derivative assets (Note 24)	373	199
Affiliate long-term notes receivable (Note 30)	152	183
Contractual receivables	432	382
Deferred financing costs	52	51
Other	490	526
Deferred amounts and other assets	3,160	3,092
Deferred amounts subject to amortization	406	366
Accumulated amortization of deferred costs	193	189
Amortization expense of deferred cost	CAD 55	CAD 38